Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts receivable
	December 31, 2023	December 31, 2024
Accounts receivable	$8,914,322	$8,488,888
Less: Loss allowance	(65,938)	(247,536)
	$8,848,384	$8,241,352

Schedule of Accounts Receivable Based on Past Due Date	a)The aging analysis of accounts receivable based on past due date are as follows:
	December 31, 2023	December 31, 2024
Not past due	$8,617,498	$8,138,311
Past due
Within 1 month	89,953	223,100
31 to 90 days	35,925	41,037
91 to 180 days	138,592	16,227
181 to 270 days	247	399
Over 270 days	32,107	69,814
	$8,914,322	$8,488,888